Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2023
Securities sold under repurchase agreements
Securities sold under repurchase agreements
The following table details the financing transactions under repurchase agreements and the associated interest expense:

	December 31,
	2023	2022	2021
Financing transactions under repurchase agreements	310,197	300,498	427,498
Interest expense related to financing transactions	9,232	7,340	956